Stock Option and bonus plans (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Number of Options
Options Outstanding, beginning balance	110,000	452,500
Shares Expired	(40,000)	(342,500)
Options Outstanding, ending balance	70,000	110,000
Weighted Average Exercise Price
Options Outstanding, beginning balance	$ 5.71	$ 2.61
Shares Expired	$ 6.12	$ 1.61
Options Outstanding, ending balance	$ 5.47	$ 5.71